Provision for judicial liabilities - Possible losses - Tax and social securities (Details) R$ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2026 BRL (R$) item	Sep. 30, 2025 item	Dec. 31, 2025 BRL (R$)
Possible losses
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded | R$	R$ 10,057,925		R$ 4,559,801
Possible losses and remote losses | Tax and social security
Disclosure of other provisions [line items]
Number of Administrative Proceedings and Lawsuits | item	50	56